EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 10:EARNINGS PER SHARE

The table below presents the computation of basic and diluted net earnings per common share:

	Six months ended June 30,
	2022	2021
Numerator:
Net income attributable to ordinary shares – basic and diluted	$34,966	$10,389

Denominator:
Number of ordinary shares outstanding during the year	44,238,414	33,116,072
Weighted average effect of dilutive securities:
Employee options and restricted share units	2,972,355	3,173,730

Diluted number of ordinary shares outstanding	47,210,769	36,289,802

Basic net earnings per ordinary share	$0.79	$0.31

Diluted net earnings per ordinary share	$0.74	$0.29

Potential ordinary shares equivalents excluded because their effect would have been anti-dilutive	929,784	996,486